REVENUE	12 Months Ended
Dec. 31, 2024
Disclosure of revenue from contracts with customers [Abstract]
REVENUE	REVENUE
The following tables present the Company’s revenues disaggregated by type of contracts, by revenue source regarding the industry vertical of the client and by currency. The Company provides technology services to enterprises in a range of industry verticals such as banks, financial services and insurance, media and entertainment, professional services, consumer, retail and manufacturing, technology and telecommunications, travel and hospitality and health care. The Company understands that disaggregating revenues into these categories achieves the disclosure objective to depict how the nature, amount, timing, and uncertainty of revenues may be affected by economic factors. However, this information is not considered by the chief operating decision-maker to allocate resources and in assessing financial performance of the Company. As noted in the business segment reporting information in note 27, the Company operates in a single operating and reportable segment.

	For the year ended December 31,
By Industry vertical	2024	2023	2022
Media and Entertainment	526,585	454,380	376,134
Consumer, Retail & Manufacturing	447,592	351,880	254,500
Banks, Financial Services and Insurance	443,972	385,207	359,940
Travel & Hospitality	281,178	187,346	139,170
Technology & Telecommunications	256,854	255,238	250,299
Professional Services	252,580	261,233	235,553
Health Care	173,905	167,705	128,669
Other Verticals	33,023	32,950	35,978
TOTAL	2,415,689	2,095,939	1,780,243

	For the year ended December 31,
By Currency(*)	2024	2023	2022
United States dollar (USD)	1,610,539	1,514,822	1,415,226
European euro (EUR)	305,061	251,865	116,469
Brazilian real (BRL)	115,212	58,822	30,886
Argentine peso (ARS)	83,609	74,311	57,329
Mexican peso (MXN)	79,099	73,749	57,526
Pound sterling (GBP)	71,672	35,094	31,445
Saudi riyal (SAR)	43,250	6,345	—
Chilean peso (CLP)	29,072	33,034	42,568
Peruvian sol (PEN)	15,771	13,380	13,435
Canadian dollar (CAD)	15,230	3,743	13
Colombian peso (COP)	14,874	17,392	12,971
Indian rupee (INR)	8,910	3,596	634
United Arab Emirates dirham (AED)	7,056	—	—
Australian dollar (AUD)	6,223	8,873	1,593
South African rand (ZAR)	3,912	—	—
Uruguayan peso (UYU)	2,984	—	—
Swiss franc (CHF)	2,344	551	148
Others	871	362	—
TOTAL	2,415,689	2,095,939	1,780,243

(*) Billing currency.

	For the year ended December 31,
By Contract Type	2024	2023	2022
Time and material contracts	1,714,120	1,654,280	1,475,848
Fixed-price contracts	606,860	383,867	273,344
Licenses, resales and others	94,709	57,792	31,051
TOTAL	2,415,689	2,095,939	1,780,243